Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 69.6%
International Equity Funds - 6.9%
Transamerica Emerging Markets Equity (A)	624	$ 5,034
Transamerica International Focus (A)	1,510	10,280
Transamerica International Stock (A)	862	10,263
		25,577
International Fixed Income Fund - 6.5%
Transamerica Emerging Markets Debt (A)	2,606	23,846
U.S. Equity Funds - 17.3%
Transamerica Capital Growth (A)(B)	584	7,248
Transamerica Large Cap Value (A)	1,334	20,385
Transamerica Mid Cap Growth (A)	652	7,111
Transamerica Mid Cap Value Opportunities (A)	647	7,193
Transamerica Small Cap Growth (A)	703	4,591
Transamerica Small Cap Value (A)	882	4,478
Transamerica US Growth (A)	423	13,206
		64,212
U.S. Fixed Income Funds - 38.9%
Transamerica Bond (A)	13,887	110,537
Transamerica High Yield Bond (A)	4,071	33,548
		144,085
Total Investment Companies (Cost $253,863)		257,720
	Shares	Value
EXCHANGE-TRADED FUNDS - 58.0%
International Equity Funds - 10.9%
iShares Core MSCI EAFE ETF	363	$ 26,710
iShares Core MSCI Emerging Markets ETF	78	4,133
iShares Global REIT ETF	400	9,728
		40,571
U.S. Equity Fund - 16.2%
iShares Core S&P 500 ETF	99	59,861
U.S. Fixed Income Funds - 30.9%
iShares 0-5 Year TIPS Bond ETF	447	45,370
iShares Core U.S. Aggregate Bond ETF	709	69,057
		114,427
Total Exchange-Traded Funds (Cost $195,449)		214,859
Total Investments (Cost $449,312)		472,579
Net Other Assets (Liabilities) - (27.6)%		(102,238)
Net Assets - 100.0%		$ 370,341
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$257,720	$—	$—	$257,720
Exchange-Traded Funds	214,859	—	—	214,859
Total Investments	$472,579	$—	$—	$472,579
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,473,577	$48,190	$(5,337,953)	$(937,978)	$864,701	$110,537	13,887	$35,435	$—
Transamerica Capital Growth	370,589	969	(439,789)	213,446	(137,967)	7,248	584	—	—
Transamerica Emerging Markets Debt	1,192,317	26,933	(1,164,442)	(149,336)	118,374	23,846	2,606	24,533	—
Transamerica Emerging Markets Equity	244,791	670	(238,894)	(79,343)	77,810	5,034	624	370	—
Transamerica High Yield Bond	1,674,113	20,480	(1,655,336)	(165,042)	159,333	33,548	4,071	16,711	—
Transamerica International Focus	449,451	76,704	(436,075)	(180,109)	100,309	10,280	1,510	6,989	68,761
Transamerica Funds

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica International Stock	$464,729	$28,253	$(449,919)	$1,124	$(33,924)	$10,263	862	$13,256	$14,093
Transamerica Large Cap Value	988,457	21,909	(965,948)	50,863	(74,896)	20,385	1,334	8,370	11,936
Transamerica Mid Cap Growth	344,235	13,455	(365,940)	(51,132)	66,493	7,111	652	—	12,905
Transamerica Mid Cap Value Opportunities	351,081	31,468	(344,120)	(69,394)	38,158	7,193	647	5,089	25,779
Transamerica Small Cap Growth	233,889	24,515	(244,697)	(89,528)	80,412	4,591	703	—	24,116
Transamerica Small Cap Value	236,995	48,480	(236,760)	(86,711)	42,474	4,478	882	4,061	43,970
Transamerica US Growth	634,963	87,528	(678,704)	193,111	(223,692)	13,206	423	1,026	85,095
Total	$12,659,187	$429,554	$(12,558,577)	$(1,350,029)	$1,077,585	$257,720	28,785	$115,840	$286,655

(B)	Non-income producing security.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2020

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2020 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
SUBSEQUENT EVENT
The Board of Trustees has approved the liquidation of the Fund effective on or about February 21, 2025. The Fund was closed to all investments on February 11, 2025. In addition, the Fund has no shareholders.
Transamerica Funds